UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Oct. 01, 2023	Dec. 25, 2022	Dec. 26, 2021
Common shares, no par value	$ 0	$ 0	$ 0	$ 0
Common shares, shares issued (in shares)	253,400,000	288,700,000	253,400,000	253,400,000
Restricted cash	$ 43,700	$ 42,800	$ 43,700	$ 27,500
Allowance for credit losses	$ 6,400		$ 6,400	$ 8,700
Common stock, shares authorized (in shares)	Unlimited	Unlimited	Unlimited	Unlimited
Entertainment One Film And Television Business [Member]
Restricted cash					$ 4,133	$ 13,600	$ 35,196
Allowance for credit losses					$ 1,398	$ 2,266	$ 3,042
Class A Voting Share
Authorized common shares	500,000,000		500,000,000
Class A Voting Share | LIONS GATE ENTERTAINMENT CORP [Member]
Common shares, no par value	$ 0	$ 0	$ 0	$ 0
Authorized common shares	500,000,000	500,000,000	500,000,000	500,000,000
Common shares, shares issued (in shares)	83,600,000	83,700,000	83,600,000	83,500,000
Class B Non-Voting Shares
Authorized common shares	500,000,000		500,000,000
Class B Non-Voting Shares | LIONS GATE ENTERTAINMENT CORP [Member]
Common shares, no par value	$ 0	$ 0	$ 0	$ 0
Authorized common shares	500,000,000	500,000,000	500,000,000	500,000,000
Common shares, shares issued (in shares)	151,700,000	156,600,000	151,700,000	145,900,000